Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities and other payables

Note 10 – Accrued liabilities and other payables

The components of accrued liabilities and other payables are as follows:

	As of December 31,	As of December 31,
	2025	2024
Salary payable	$1,543,990	$1,642,436
Payable to consultants	275,706	333,510
Refundable deposit to customers	93,251	252,472
Payable to property, plant and equipment suppliers	166,448	3,845,399
Customer custodial cash liabilities	2,196,931	2,267,903
Custodial cash liabilities to a related party (see Note 18)	126,920	-
Other accrued liabilities	1,906,991	2,025,490
Total accrued liabilities and other payables	$6,310,237	$10,367,210

Other accrued liabilities mainly consist of insurance payables, social security payables, accrued professional service fees. The customer custodial cash liabilities represent the cash held on behalf of customers for the settlement of future cross-border payment and foreign exchange services. The corresponding customer custodial cash asset with balance in the same amount was included in other current asset, net in the consolidated balance sheets.